Schedule of Calculations of Basic and Diluted EPS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ 346,000	$ (857,000)	$ (543,000)	$ (195,000)	$ 362,000	$ 253,000	$ (1,054,000)	$ 420,000	$ (566,000)	$ 16,009,000
As reported, Weighted Average Shares Outstanding									29,187	23,230
As reported Loss per share basic
Amounts allocated to unvested restricted shares										$ (106)
Amounts allocated to unvested restricted shares and warrants, Weighted Average Shares Outstanding								(1,439)		(154)
Amounts available to common stockholders, Net Income (in Dollars)	$ 345,000			$ (195,000)			$ (1,054,000)	$ 398,000	$ (566,000)	$ 15,903,000
Amounts available to common stockholders, Weighted Average Shares	35,696			33,064			34,683	26,373	29,187	23,076
Amounts available to common stockholders, Earnings Per Share	$ 0.01			$ (0.01)			$ (0.03)	$ 0.02	$ (0.02)	$ 0.69
Amounts allocated to unvested restricted shares, Net Income								$ 23,000		$ 106,000
Amounts allocated to unvested restricted shares, Weighted Average Shares Outstanding								1,439		154
Stock warrants, Net Income
Stock warrants, Weighted Average Shares Outstanding								3,964
Incremental Shares To Be Issued For Convertible Note Related Party.
Shares of common stock to be issued for convertible note, Weighted Average Shares Outstanding								10,000
Amounts reallocated to unvested restricted shares, Net Income										$ (107,000)
Amounts reallocated to unvested restricted shares, Weighted Average Shares Outstanding
Amounts available to stockholders and assumed conversions, Net income	$ 345,000			$ (195,000)			$ (1,054,000)	$ 429,000	$ (566,000)	$ 15,902,000
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding	35,696			33,064			34,683	41,776	29,187	23,230
Amounts available to stockholders and assumed conversions, Earnings Loss Per Share	$ 0.01			$ (0.01)			$ (0.03)	$ 0.01	$ (0.02)	$ 0.69
As reported, Weighted Average Shares Outstanding	35,696			33,064			34,683	27,812
Amounts allocated to unvested restricted shares and warrants, Net Income								$ (22,000)
Amounts available to common stockholders, Net Income	$ 345,000			$ (195,000)			$ (1,054,000)	$ 398,000	$ (566,000)	$ 15,903,000
Amounts available to common stockholders, Weighted Average Shares	35,696			33,064			34,683	26,373	29,187	23,076
Shares of common stock to be issued for convertible note, Net Income								$ 31,000
Amounts reallocated to unvested restricted shares, Net Income								(23,000)
Amounts available to stockholders and assumed conversions, Net Income	$ 345,000			$ (195,000)			$ (1,054,000)	$ 429,000	$ (566,000)	$ 15,902,000
Amounts available to stockholders and assumed conversions, Weighted Average Shares Outstanding	35,696			33,064			34,683	41,776	29,187	23,230
Amounts available to stockholders and assumed conversions, Earnings Per Share	$ 0.01			$ (0.01)			$ (0.03)	$ 0.01	$ (0.02)	$ 0.69